Inventories - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY
Inventory Disclosure [Line Items]
Loss on write-off of obsolete inventory	$ 107	669